Sales of Goods and Real Estate (Information about Sales of Goods and Real Estate and Costs of Goods and Real Estate Sold) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Sales of goods	¥ 954,807	¥ 898,022	¥ 707,502
Real estate sales	124,245	117,227	126,508
Sales of goods and real estate	1,079,052	1,015,249	834,010
Costs of goods sold	896,515	832,423	641,715
Costs of real estate sold	106,994	96,371	106,544
Costs of goods and real estate sold	¥ 1,003,509	¥ 928,794	¥ 748,259